Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,490,800,828.09
Previously Paid Amount	0.00
Total Fee Amount	228,241.61
Total Offset Amount	0.00
Net Fee	$ 228,241.61